DEBT (Details) - USD ($)			3 Months Ended
	Dec. 31, 2016	Dec. 20, 2016	Mar. 31, 2017	Sep. 22, 2016	Dec. 31, 2015	Oct. 30, 2015
DEBT
Debt outstanding	$ 0		$ 34,000,000		$ 2,900,000
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term Debt					267,646,000
Current maturities of long-term debt					22,305,000
Long-term debt, net of current maturities					245,341,000
Maximum borrowing capacity		$ 100,000,000		$ 215,000,000		$ 355,000,000
Commitment fee (as a percent)		0.50%
Outstanding	0				173,000,000
Debt outstanding					$ 267,646,000
Weighted average interest rate (as a percent)					3.25%
Outstanding letters of credit	16,300,000				$ 14,800,000
Unamortized debt issuance cost	$ 3,900,000				2,900,000
Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio less than 4.00 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	4.00%
Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio less than 4.00 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	3.00%
Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 4.00 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	4.50%
Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 4.00 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	3.50%
After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio less than 2.00 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	3.00%
After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio less than 2.00 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	2.00%
After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 2.00 less than 2.50 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	3.25%
After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 2.00 less than 2.50 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	2.25%
After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 2.50 less than 3.00 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	3.50%
After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 2.50 less than 3.00 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	2.50%
After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 3.00 less than 3.50 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	3.75%
After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 3.00 less than 3.50 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	2.75%
After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 3.50 less than 4.00 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	4.00%
After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 3.50 less than 4.00 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	3.00%
After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 4.00 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	4.50%
After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 4.00 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)	3.50%
Revolving line of credit
DEBT
Debt outstanding	$ 0		$ 34,000,000
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term Debt					170,990,000
Maximum borrowing capacity		$ 100,000,000				250,000,000
Commitment fee (as a percent)			0.50%
Debt outstanding					170,990,000
Weighted average interest rate (as a percent)			5.50%
Outstanding letters of credit			$ 16,100,000
Unused portion of available borrowing	$ 83,700,000				62,200,000
Unamortized debt issuance cost			$ 3,600,000
Revolving line of credit | Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio less than 4.00 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			4.00%
Revolving line of credit | Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio less than 4.00 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			3.00%
Revolving line of credit | Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 4.00 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			4.50%
Revolving line of credit | Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 4.00 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			3.50%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio less than 2.00 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			3.00%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio less than 2.00 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			2.00%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 2.00 less than 2.50 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			3.25%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 2.00 less than 2.50 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			2.25%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 2.50 less than 3.00 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			3.50%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 2.50 less than 3.00 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			2.50%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 3.00 less than 3.50 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			3.75%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 3.00 less than 3.50 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			2.75%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 3.50 less than 4.00 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			4.00%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 3.50 less than 4.00 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			3.00%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 4.00 | Eurodollar Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			4.50%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 4.00 | Base Rate Advances
Long-term Debt, Excluding Current Maturities [Abstract]
Margin (as a percent)			3.50%
Letter of credit
Long-term Debt, Excluding Current Maturities [Abstract]
Unused portion of available borrowing			$ 49,900,000
Letter of credit | Minimum
Long-term Debt, Excluding Current Maturities [Abstract]
Variable interest rate (as a percent)	3.00%		3.00%
Letter of credit | Maximum
Long-term Debt, Excluding Current Maturities [Abstract]
Variable interest rate (as a percent)	4.50%		4.50%
Term loan
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term Debt					96,656,000
Maximum borrowing capacity						$ 105,000,000
Debt outstanding					$ 96,656,000